Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Summary of Reconciliation of Income Taxes	Tax rate reconciliation to the Canadian statutory income tax rate

(CAD$ in millions)	2021	2020
Tax expense (recovery) at the Canadian statutory income tax rate of 26.54% (2020 – 26.58%)	$1,203	$(302)
Tax effect of:
Resource taxes	426	106
Resource and depletion allowances	(61)	(68)
Non-deductible expenses (non-taxable income)	69	28
Tax pools not recognized (recognition of previously unrecognized tax pools)	(56)	5
Withholding taxes on foreign earnings	60	40
Difference in tax rates in foreign jurisdictions	15	1
Revisions to prior year estimates	(14)	(4)
Non-controlling interests	(15)	(2)
Other	(10)	4
Total income taxes	$1,617	$(192)

Represented by:
Current income taxes	$978	$374
Deferred income taxes	639	(566)
Total income taxes	$1,617	$(192)

b) Continuity of deferred tax assets and liabilities

(CAD$ in millions)	January 1, 2021	Through Profit (Loss)	Through OCI	December 31, 2021
Net operating loss and capital loss carryforwards	$247	$(106)	$—	$141
Property, plant and equipment	(168)	(12)	—	(180)
Decommissioning and restoration provisions	158	32	—	190
Other temporary differences	34	(19)	(5)	10
Deferred income tax assets	$271	$(105)	$(5)	$161
Net operating loss and capital loss carryforwards	$(1,038)	$503	$3	$(532)
Property, plant and equipment	7,369	176	1	7,546
Decommissioning and restoration provisions	(962)	(86)	(2)	(1,050)
Unrealized foreign exchange	(88)	1	2	(85)
Withholding taxes	95	6	(1)	100
Inventories	110	47	(1)	156
Other temporary differences	(103)	(113)	54	(162)
Deferred income tax liabilities	$5,383	$534	$56	$5,973
21.    Income Taxes (continued)

(CAD$ in millions)	January 1, 2020	Through Profit (Loss)	Through OCI	December 31, 2020
Net operating loss and capital loss carryforwards	$190	$57	$—	$247
Property, plant and equipment	(144)	(22)	(2)	(168)
Decommissioning and restoration provisions	123	35	—	158
Other temporary differences	42	(13)	5	34
Deferred income tax assets	$211	$57	$3	$271
Net operating loss and capital loss carryforwards	$(642)	$(408)	$12	$(1,038)
Property, plant and equipment	7,101	294	(26)	7,369
Decommissioning and restoration provisions	(637)	(327)	2	(962)
Unrealized foreign exchange	(116)	11	17	(88)
Withholding taxes	91	6	(2)	95
Inventories	91	19	—	110
Other temporary differences	14	(104)	(13)	(103)
Deferred income tax liabilities	$5,902	$(509)	$(10)	$5,383

Summary of Deferred Tax Expense Charged (Credited) to Income Statement	Continuity of deferred tax assets and liabilities

(CAD$ in millions)	January 1, 2021	Through Profit (Loss)	Through OCI	December 31, 2021
Net operating loss and capital loss carryforwards	$247	$(106)	$—	$141
Property, plant and equipment	(168)	(12)	—	(180)
Decommissioning and restoration provisions	158	32	—	190
Other temporary differences	34	(19)	(5)	10
Deferred income tax assets	$271	$(105)	$(5)	$161
Net operating loss and capital loss carryforwards	$(1,038)	$503	$3	$(532)
Property, plant and equipment	7,369	176	1	7,546
Decommissioning and restoration provisions	(962)	(86)	(2)	(1,050)
Unrealized foreign exchange	(88)	1	2	(85)
Withholding taxes	95	6	(1)	100
Inventories	110	47	(1)	156
Other temporary differences	(103)	(113)	54	(162)
Deferred income tax liabilities	$5,383	$534	$56	$5,973
21.    Income Taxes (continued)

(CAD$ in millions)	January 1, 2020	Through Profit (Loss)	Through OCI	December 31, 2020
Net operating loss and capital loss carryforwards	$190	$57	$—	$247
Property, plant and equipment	(144)	(22)	(2)	(168)
Decommissioning and restoration provisions	123	35	—	158
Other temporary differences	42	(13)	5	34
Deferred income tax assets	$211	$57	$3	$271
Net operating loss and capital loss carryforwards	$(642)	$(408)	$12	$(1,038)
Property, plant and equipment	7,101	294	(26)	7,369
Decommissioning and restoration provisions	(637)	(327)	2	(962)
Unrealized foreign exchange	(116)	11	17	(88)
Withholding taxes	91	6	(2)	95
Inventories	91	19	—	110
Other temporary differences	14	(104)	(13)	(103)
Deferred income tax liabilities	$5,902	$(509)	$(10)	$5,383